Other Financial Liabilities - Summary of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	S/ 66,177	S/ 117,307
Non-current finance lease liabilities	62,132	122,834
GyM S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	40,107	80,570
Non-current finance lease liabilities	32,397	58,937
Viva GyM SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	4,439	4,847
Non-current finance lease liabilities	12,010	16,541
Adexus S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	8,567	9,884
Non-current finance lease liabilities	4,363	12,287
GMP S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	4,013	4,206
Non-current finance lease liabilities	5,304	9,035
CAM Holding S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	6,240	3,729
Non-current finance lease liabilities	5,692	10,590
CONCARSA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	1,777	3,667
Non-current finance lease liabilities	1,945	3,345
CAM Servicios Peru S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	687	0
Non-current finance lease liabilities	421
GMI SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	S/ 347	(8)
GMD SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities		10,404
Non-current finance lease liabilities		S/ 12,099
Bottom of range [member] | GyM S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	2.25%
Date of maturity	2018
Bottom of range [member] | Viva GyM SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	7.30%
Date of maturity	2018
Bottom of range [member] | Adexus S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	3.36%
Date of maturity	2018
Bottom of range [member] | GMP S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	4.22%
Date of maturity	2018
Bottom of range [member] | CAM Holding S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	3.01%
Date of maturity	2018
Bottom of range [member] | CONCARSA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	3.23%
Date of maturity	2018
Bottom of range [member] | CAM Servicios Peru S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	6.79%
Date of maturity	2019
Bottom of range [member] | GMI SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	5.56%
Bottom of range [member] | GMD SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	4.99%
Top of range [member] | GyM S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	8.96%
Date of maturity	2021
Top of range [member] | Viva GyM SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	8.95%
Date of maturity	2022
Top of range [member] | Adexus S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	18.00%
Date of maturity	2021
Top of range [member] | GMP S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	4.98%
Date of maturity	2020
Top of range [member] | CAM Holding S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	14.76%
Date of maturity	2022
Top of range [member] | CONCARSA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	4.70%
Date of maturity	2020
Top of range [member] | CAM Servicios Peru S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	7.75%
Date of maturity	2020
Top of range [member] | GMI SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	6.90%
Date of maturity	2018
Top of range [member] | GMD SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	7.00%
Date of maturity	2017